S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 28, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	10,714,286
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	200,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,000,000
D. Boral Sponsor I LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10